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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ J. SITLANI              San Diego, California      11/14/12
   -------------------------------    ---------------------    -------------
           [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 19
                                        --------------------

Form 13F Information Table Value Total: $ 5,059,297
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                         TITLE               VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER                     OF CLASS   CUSIP    (X$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------------  --------- --------- --------- ---------- --- ---- ------- ---------- ----------- ------ ----
Harman International Industries Inc.     COM    413086109  $ 79,969  1,732,430 SH       SOLE                1,732,430
Flowserve Corporation                    COM    34354P105  $327,228  2,561,673 SH       SOLE                2,561,673
SPDR S&P 500 ETF Trust                   COM    78462F103  $334,615  2,324,844 SH       SOLE                2,324,844
SPDR S&P MidCap 400 ETF Trust            COM    78467Y107  $ 78,337    435,400 SH       SOLE                  435,400
Esterline Technologies Corp.             COM    297425100  $131,269  2,338,237 SH       SOLE                2,338,237
Occidental Petroleum Corporation         COM    674599105  $221,740  2,576,574 SH       SOLE                2,576,574
PMC-Sierra, Inc.                         COM    69344F106  $100,659 17,847,255 SH       SOLE               17,847,255
PepsiCo, Inc.                            COM    713448108  $624,448  8,823,628 SH       SOLE                8,823,628
iShares Russell Midcap Value Index       COM    464287473  $ 33,417    685,900 SH       SOLE                  685,900
Medtronic, Inc.                          COM    585055106  $230,445  5,344,280 SH       SOLE                5,344,280
Abercrombie & Fitch Co.                  COM    002896207  $138,673  4,088,227 SH       SOLE                4,088,227
CVS Caremark Corporation                 COM    126650100  $436,258  9,009,873 SH       SOLE                9,009,873
Assurant, Inc.                           COM    04621X108  $125,892  3,375,112 SH       SOLE                3,375,112
Illinois Tool Works Inc.                 COM    452308109  $865,798 14,558,565 SH       SOLE               14,558,565
MetLife, Inc.                            COM    59156R108  $273,763  7,944,362 SH       SOLE                7,944,362
Ashland Inc.                             COM    044209104  $124,836  1,743,525 SH       SOLE                1,743,525
Guaranty Bancorp                         COM    40075T102  $ 35,536 17,592,000 SH       SOLE               17,592,000
Quest Diagnostics Incorporated           COM    74834L100  $307,255  4,844,004 SH       SOLE                4,844,004
Hewlett-Packard Company                  COM    428236103  $589,159 34,534,517 SH       SOLE               34,534,517